united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

GRANITE HARBOR ALTERNATIVE FUND
(FORMERLY SCA ABSOLUTE RETURN FUND)
INVESTOR SHARES - GHAFX

GRANITE HARBOR TACTICAL FUND
(FORMERLY SCA DIRECTIONAL FUND)
INVESTOR SHARES - GHTFX

SEMI-ANNUAL REPORT
December 31, 2014

1-855-282-1100
www.graniteharborfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCKS - 40.1%
	ADVERTISING - 0.2%
1,748	Omnicom Group, Inc.	$135,418

	AEROSPACE/DEFENSE - 0.3%
675	Alliant Techsystems, Inc.	78,469
550	United Technologies Corp.	63,250
		141,719
	AGRICULTURE - 0.3%
1,448	Philip Morris International, Inc.	117,940
2,103	Vector Group, Ltd.	44,815
		162,755
	AIRLINES - 0.3%
2,550	American Airlines Group, Inc.	136,756
1,066	Hawaiian Holdings, Inc. *	27,769
		164,525
	APPAREL - 0.3%
436	Sketchers USA, Inc. - Class A *	24,089
1,861	VF Corp.	139,389
		163,478
	AUTO MANUFACTURERS - 0.6%
11,895	Ford Motor Co.	184,372
3,820	General Motors Co.	133,356
		317,728
	AUTO PARTS & EQUIPMENT - 0.0%
526	Cooper Tire & Rubber Co.	18,226

	BANKS - 1.4%
6,490	Bank of America Corp.	116,106
3,060	Citigroup, Inc.	165,577
1,756	Nothern Trust Corp.	118,354
14,810	Regions Financial Corp.	156,394
921	Texas Capital Bancshares, Inc. *	50,038
2,880	US Bancorp	129,456
		735,925
	BEVERAGES - 0.7%
2,954	Coca-Cola Co.	124,718
3,390	Embotelladora Andina SA - ADR	57,630
984	Molson Coors Brewing Co.	73,328
906	PepsiCo, Inc.	85,671
		341,347
	BIOTECHNOLOGY - 0.1%
759	BioMarin Pharmaceutical, Inc. *#	68,614

	BUILDING MATERIALS - 0.5%
4,033	Headwaters, Inc. *	60,455
4,060	Simpson Manufacturing Co., Inc.	140,476
1,020	Trex Co., Inc. *	43,432
		244,363

The accompanying notes are an integral part of these financial statements.

1

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	CHEMICALS - 1.6%
1,350	Airgas, Inc.	$155,493
585	Ashland, Inc.	70,060
335	CF Industries Holdings, Inc.	91,301
2,632	Dow Chemical Co.	120,046
1,045	Ecolab, Inc.	109,223
926	Praxair, Inc.	119,973
2,660	RPM International, Inc.	134,889
1,860	Sociedad Quimica y Minera de Chile SA - ADR	44,417
		845,402
	COAL - 0.0%
251	SunCoke Energy, Inc.	4,854

	COMMERCIAL SERVICES - 1.3%
2,601	ADT Corp.	94,234
1,476	Automatic Data Processing, Inc.	123,054
348	Euronet Worldwide, Inc. *	19,105
3,440	Hertz Global Holdings, Inc. *	85,794
2,147	KAR Auction Services, Inc.	74,394
928	Monro Muffler Brake, Inc.	53,638
2,567	On Assignment, Inc. *	85,199
1,960	Quanta Services, Inc. *	55,644
2,974	Vantiv, Inc. *	100,878
		691,940
	COMPUTERS - 0.3%
4,175	EMC Corp.	124,164
437	Super Micro Computer, Inc. *	15,243
		139,407
	COSMETICS/PERSONAL CARE - 0.3%
1,887	Colgate-Palmolive Co.	130,562

	DISTRIBUTION/WHOLESALE - 0.6%
3,058	Ingram Micro, Inc. *	84,523
721	Watsco, Inc.	77,147
491	WW Grainger, Inc.	125,151
		286,821
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
5,070	CoreLogic, Inc. *	160,161
53,770	Ellington Financial LLC ^	1,073,249
3,504	FNF Group	120,713
1,806	NorthStar Asset Management Group, Inc. *	40,761
		1,394,884
	ELECTRIC - 0.8%
1,784	Dominion Resources, Inc.	137,190
1,657	Duke Energy Corp.	138,426
3,941	Xcel Energy, Inc.	141,561
		417,177

The accompanying notes are an integral part of these financial statements.

2

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
1,260	Hubbell, Inc. - Class B	$134,606
1,720	Littelfuse, Inc.	166,272
		300,878
	ELECTRONICS - 1.1%
682	Coherent, Inc. *	41,411
1,287	Honeywell International, Inc.	128,597
3,845	Jabil Circuit, Inc.	83,936
1,322	OSI Systems, Inc. *	93,558
501	Rogers Corp. *	40,801
2,530	TE Connectivity, Ltd.	160,022
		548,325
	ENERGY-ALTERNATE SOURCES - 0.2%
6,204	Enphase Energy, Inc. *	88,655

	ENTERTAINMENT - 0.3%
3,407	National CineMedia, Inc.	48,959
3,799	Pinnacle Entertainment, Inc. *	84,528
		133,487
	FOOD - 0.2%
3,472	Mondelez International, Inc. - Class A	126,120

	FOREST PRODUCTS & PAPER - 0.3%
2,534	International Paper Co.	135,772

	HAND/MACHINE TOOLS - 0.1%
698	Stanley Black & Decker, Inc.	67,064

	HEALTHCARE-PRODUCTS - 0.5%
1,380	Abaxis, Inc.	78,425
3,520	Patterson Cos, Inc.	169,312
		247,737
	HOME BUILDERS - 0.4%
6,980	Brookfield Residential Properties, Inc. *	167,939
1,040	Thor Industries, Inc.	58,105
		226,044
	INSURANCE - 1.3%
131	Alleghany Corp. *	60,718
1,413	Aon PLC	133,995
3,340	Arthur J Gallagher & Co.	157,247
2,907	Assured Guaranty, Ltd.	75,553
1,345	Chubb Corp.	139,167
2,300	Horace Mann Educators Corp.	76,314
		642,994

The accompanying notes are an integral part of these financial statements.

3

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	INTERNET - 1.4%
1,066	Cogent Communications Holdings, Inc.	$37,726
2,990	FTD Cos., Inc. *	104,112
1,207	IAC/InterActive Corp.	73,374
910	LinkedIn Corp. *	209,036
5,121	RingCentral, Inc. - Class A *	76,405
4,309	Twitter, Inc. *	154,564
1,155	Yahoo!, Inc. *	58,339
		713,556
	LODGING - 0.4%
4,460	Home Inns & Hotels Management, Inc. - ADR *	133,889
1,100	Starwood Hotels & Resorts Worldwide, Inc.	89,177
		223,066
	MACHINERY-CONSTRUCTION & MINING - 0.2%
1,140	Caterpillar, Inc.	104,344

	MACHINERY-DIVERSIFIED - 0.8%
810	Deere & Co.	71,661
821	Roper Industries, Inc.	128,363
655	Wabtec Corp.	56,913
4,200	Xylem, Inc.	159,894
		416,831
	MEDIA - 0.5%
4,796	Gray Television, Inc. *	53,715
3,934	News Corp. - Class A *	61,724
1,921	Tribune Co. *	114,818
		230,257
	MINING - 0.4%
2,030	Compass Minerals International, Inc.	176,265
3,578	MAG Silver Corp. *	29,161
		205,426
	MISCELLANEOUS MANUFACTURING - 1.1%
1,970	Actuant Corp.	53,663
339	Ingersoll-Rand PLC - Class A	21,489
2,900	ITT Corp.	117,334
1,020	Pall Corp.	103,234
2,280	Pentair PLC	151,438
1,620	SPX Corp.	139,190
		586,348
	OIL & GAS - 1.9%
105	BreitBurn Energy Partners LP	735
4,795	Calumet Specialty Products Partners LP	107,456
983	Chevron Corp.	110,273
1,519	ConocoPhillips	104,902
3,565	Exxon Mobil Corp.	329,584
11,760	Laredo Petroleum, Inc. *	121,716
980	Pioneer Natural Resources Co.	145,873
532	Range Resources Corp.	28,435
		948,974

The accompanying notes are an integral part of these financial statements.

4

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	OIL & GAS SERVICES - 0.2%
1,188	Schlumberger, Ltd.	$101,467

	PACKAGING & CONTAINERS - 0.0%
531	Berry Plastics Group, Inc. *	16,753

	PHARMACEUTICALS - 1.7%
5,688	Abbott Laboratories	256,074
1,156	Johnson & Johnson	120,883
2,051	Merck & Co., Inc.	116,476
2,013	Mylan, Inc. *	113,473
5,371	Pfizer, Inc.	167,307
2,099	Zoetis, Inc.	90,320
		864,533
	PRIVATE EQUITY - 0.4%
9,400	KKR & Co. LP	218,174

	REAL ESTATE - 0.6%
3,850	Alexander & Baldwin, Inc.	151,151
1,250	Howard Hughes Corp. *	163,025
		314,176
	REIT - 6.5%
1,100	American Campus Communities, Inc.	45,496
1,000	American Tower Corp.	98,850
2,000	AmREIT, Inc.	53,080
2,000	Associated Estates Realty Corp.	46,420
1,000	AvalonBay Communities, Inc.	163,390
1,100	Boston Properties, Inc.	141,559
1,750	Camden Property Trust	129,220
2,000	CoreSite Realty Corp.	78,100
4,000	Cousins Properties, Inc.	45,680
1,300	Crown Castle International Corp.	102,310
2,300	CyrusOne, Inc.	63,365
3,000	Douglas Emmett, Inc.	85,200
3,500	Duke Realty Corp.	70,700
1,500	EastGroup Properties, Inc.	94,980
550	Essex Property Trust, Inc.	113,630
1,500	Extra Space Storage, Inc.	87,960
2,500	General Growth Properties, Inc.	70,325
13,700	Hersha Hospitality Trust	96,311
3,000	Host Hotels & Resorts, Inc.	71,310
2,100	Hudson Pacific Properties, Inc.	63,126
2,700	Kite Realty Group Trust	77,598
1,050	Macerich Co.	87,580
6,189	NorthStar Realty Finance Corp.	108,803
3,530	Plum Creek Timber Co., Inc.	151,049
1,900	Prologis, Inc.	81,757

The accompanying notes are an integral part of these financial statements.

5

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	REIT (Continued) - 6.5%
5,630	Senior Housing Properties Trust	$124,479
1,600	Simon Property Group, Inc.	291,376
1,600	Sovran Self Storage, Inc.	139,552
2,000	Tanger Factory Outlet Centers, Inc.	73,920
1,000	Taubman Centers, Inc.	76,420
4,000	UDR, Inc.	123,280
750	Vornado Realty Trust	88,283
2,200	Washington Real Estate Investment Trust	60,852
1,200	Weingarten Realty Investors	41,904
6,029	Winthrop Realty Trust	93,992
		3,341,857
	RETAIL - 2.8%
4,300	Ann, Inc. *	156,864
1,840	Bed Bath & Beyond, Inc. *	140,153
1,602	Bob Evans Farms, Inc.	81,990
919	Brinker International, Inc.	53,936
3,725	Chico’s FAS, Inc.	60,382
3,980	Coach, Inc.	149,489
144	Dillard’s, Inc.	18,026
516	Genesco, Inc. *	39,536
1,744	Home Depot, Inc.	183,068
12,405	JC Penney Co., Inc. *	80,384
4,151	Krispy Kreme Doughnuts, Inc. *	81,941
1,625	MarineMax, Inc. *	32,581
1,315	McDonald’s Corp.	123,215
2,187	Sonic Corp.	59,552
4,640	Urban Outfitters, Inc. *	163,003
		1,424,120
	SEMICONDUCTORS - 0.9%
2,529	Microchip Technology, Inc.	114,083
1,685	Monolithic Power Systems, Inc.	83,812
1,618	QUALCOMM, Inc.	120,266
1,963	Skyworks Solutions, Inc.	142,730
1,103	Tower Semiconductor, Ltd. *	14,703
		475,594
	SOFTWARE - 0.7%
6,511	CDC Corp. - Class A * (a)	1,823
2,980	Salesforce.com, Inc. *	176,744
119,368	Trident Microsystems, Inc. * (a)	4,178
2,270	VMware, Inc. - Cl. A *	187,320
		370,065
	STORAGE / WAREHOUSING - 0.0%
109	Mobile Mini, Inc.	4,416

The accompanying notes are an integral part of these financial statements.

6

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	TELECOMMUNICATIONS - 1.4%
9,892	8x8, Inc. *	$90,611
4,738	Adtran, Inc.	103,288
3,510	AT&T, Inc.	117,901
3,644	Ciena Corp. *	70,730
777	Globalstar, Inc. *	2,137
4,667	RF Micro Devices, Inc. *	77,426
4,056	Sprint Corp. *	16,832
858	Telephone & Data Systems, Inc.	21,664
4,568	Verizon Communications, Inc.	213,691
		714,280
	TRANSPORTATION - 0.9%
1,252	Knight Transportation, Inc.	42,142
237	Landstar System, Inc.	17,190
2,778	United Parcel Service, Inc. - Class B	308,830
2,082	XPO Logistics, Inc. *	85,112
		453,274

	TOTAL COMMON STOCKS (Cost - $18,724,039)	20,649,732

	MUTUAL FUNDS - 16.2%
	ASSET ALLOCATION FUND - 2.4%
108,063	361 Managed Futures Strategy Fund - Cl. I ^	1,208,142

	DEBT FUND - 3.3%
211,158	Oppenheimer Senior Floating Rate Fund - Cl. A ^	1,712,490

	EQUITY FUND - 10.5%
245,201	Calamos Market Neutral Income Fund - Cl. I ^	3,143,478
86,393	Goldman Sachs MLP Energy Infrastructure Fund - Institutional Shares^	1,005,611

107,423	Swan Defined Risk Fund - Cl. I	1,275,108
		5,424,197

	TOTAL MUTUAL FUNDS (Cost - $8,307,602)	8,344,829

	EXCHANGE TRADED FUNDS - 1.0%
14,390	SPDR S&P Homebuilders ETF #	490,987
	TOTAL EXCHANGE TRADED FUNDS (Cost - $415,377)

Principal		Interest Rate	Maturity
	BONDS & NOTES - 8.6%
	BANKS - 4.3%
$500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX Index	0.000%	4/2/2018	617,855
1,500,000	Morgan Stanley + - Based on the EURO STOXX 50 Index (b)	0.000%	2/24/2023	1,618,800
				2,236,655
	CHEMICALS - 0.0%
159,000	Momentive Performance Materials, Inc. ~(b)	11.500%	12/1/2016	2,216

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
1,000,000	Credit Suisse Securities USA LLC + - Based on S&P 500 Index	0.000%	6/1/2017	1,426,700

The accompanying notes are an integral part of these financial statements.

7

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Interest Rate	Maturity	Value
	ENTERTAINMENT - 0.1%
$109,345	Chukchansi Economic Development Authority - 144A	10.250%	5/30/2020	$65,607

	ENVIRONMENTAL CONTROL - 0.2%
96,000	Tervita Corp. - 144A	10.875%	2/15/2018	58,560
48,000	Tervita Corp. - 144A	8.000%	11/15/2018	41,040
				99,600
	Oil & Gas - 0.1%
48,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	36,480

	RETAIL - 0.7%
83,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	82,585
116,000	Claire’s Stores, Inc.	8.875%	3/15/2019	93,960
111,000	JC Penney Corp., Inc.	5.650%	6/1/2020	86,025
128,300	Neebo, Inc. - 144A	15.000%	6/30/2016	127,017
				389,587
	TELECOMMUNICATIONS - 0.4%
109,000	Alaska Communications Systems Group, Inc. @	6.250%	5/1/2018	102,596
86,000	United States Cellular Corp.	6.700%	12/15/2033	84,678
				187,274

	TOTAL BONDS & NOTES (Cost - $3,871,552)			4,444,119

	PRIVATE NOTES - 11.7%
2,500,000	Aequitas Capital (a)(c)	11.000%	2/28/2015	2,500,000
2,000,000	Aequitas Capital (a)(c)	11.000%	6/3/2015	2,000,000
1,500,000	Aequitas Capital (a)(c)	11.000%	7/5/2015	1,500,000
	TOTAL PRIVATE NOTES (Cost - $6,000,000)			6,000,000

Contracts**
	OPTIONS PURCHASED * - 0.3%
	CALL OPTIONS PURCHASED - 0.2%
	Activision Blizzard, Inc.
38	Expiration February 2015, Exercise Price $20.00	4,522
	CBOE SPX Volatility Index
38	Expiration December 2015, Exercise Price $18.00	7,885
	iPath S&P 500 VIX Short-Term Futures ETN
19	Expiration January 2015, Exercise Price $34.00	2,679
	Lorillard, Inc.
20	Expiration March 2015, Exercise Price $60.00	10,040
	Lorillard, Inc.
45	Expiration March 2015, Exercise Price $62.50	12,960
	SPDR Barclays Short Term High Yield Bond ETF
134	Expiration June 2015, Exercise Price $29.00	3,685
	United States Oil Fund LP
77	Expiration January 2015, Exercise Price $28.00	77

The accompanying notes are an integral part of these financial statements.

8

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Contracts**		Value
	CALL OPTIONS PURCHASED (Continued) - 0.2%
	Vanguard FTSE Europe ETF
311	Expiration June 2015, Exercise Price $53.00	$60,645
	Vanguard FTSE Europe ETF
252	Expiration January 2015, Exercise Price $53.00	14,364
	TOTAL CALL OPTIONS PURCHASED (Cost - $126,313)	116,857

	PUT OPTIONS PURCHASED - 0.1%
	BioMarin Pharmaceutical, Inc.
8	Expiration January 2015, Exercise Price $80.00	160
	CurrencyShares Euro Trust
95	Expiration January 2015, Exercise Price $120.00	13,205
	Energy Select Sector SPDR Fund
13	Expiration January 2015, Exercise Price $75.00	780
	iShares 20+ Year Treasury Bond ETF
107	Expiration January 2015, Exercise Price $105.00	107
	iShares Russell 2000 ETF
20	Expiration December 2014, Exercise Price $112.00	20
	iShares Russell 2000 ETF
38	Expiration February 2015, Exercise Price $111.00	5,054
	JC Penney Co., Inc.
51	Expiration January 2015, Exercise Price $8.00	7,599
	Materials Select Sector SPDR Fund
54	Expiration January 2015, Exercise Price $46.00	864
	Powershares QQQ Trust Series 1
57	Expiration January 2015, Exercise Price $99.00	2,850
	S&P 500 Index
1	Expiration January 2015, Exercise Price $1,950.00	906
	S&P 500 Index
1	Expiration January 2015, Exercise Price $1,978.00	299
	S&P 500 Index
1	Expiration February 2015, Exercise Price $1,951.00	1,484
	TOTAL PUT OPTIONS PURCHASED (Cost - $77,759)	33,328

	TOTAL OPTIONS PURCHASED (Cost - $204,072)	150,185

	TOTAL INVESTMENTS (Cost - $37,522,642) (d) - 77.9%	$40,079,852
	SECURITIES SOLD SHORT (Proceeds - $4,177,612)(d) - (8.4)%	(4,328,081)
	OPTION CONTRACTS WRITTEN (Premiums Received - $76,528)(d) - (0.1)%	(47,277)
	OTHER ASSETS LESS LIABILITIES - 30.6%	15,728,302
	NET ASSETS - 100.0%	$51,432,796

The accompanying notes are an integral part of these financial statements.

9

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	SECURITIES SOLD SHORT* - (8.4)%
	COMMON STOCKS - (2.3)%
	APPAREL - (0.1)%
(1,325)	Steven Madden, Ltd.	$(42,175)

	BEVERAGES - (0.1)%
(704)	Dr. Pepper Snapple Group, Inc.	(50,463)

	COMMERCIAL SERVICES - (0.1)%
(134)	Rent-A-Center, Inc.	(4,867)
(3,023)	Western Union Co.	(54,142)
		(59,009)
	COMPUTERS - (0.1)%
(1,700)	Hewlett-Packard Co.	(68,221)

	DIVERSIFIED FINANCIAL SERVICES - (0.1)%
(273)	Credit Acceptance Corp.	(37,240)

	HEALTHCARE-PRODUCTS - (0.0)%
(222)	Cynosure, Inc.	(6,087)

	HOME FURNISHINGS - (0.2)%
(1,420)	American Woodmark Corp.	(57,425)
(2,120)	Select Comfort Corp.	(57,304)
		(114,729)
	HOUSEHOLD PRODUCTS/WARES - (0.1)%
(528)	Kimberly-Clark Corp.	(61,005)

	INTERNET - (0.1)%
(289)	Alibaba Group Holding, Ltd. - ADR	(30,039)

	LEISURE TIME - (0.0)%
(262)	Brunswick Corp.	(13,430)

	MISCELLANEOUS MANUFACTURING - (0.1)%
(1,782)	FreightCar America, Inc.	(46,884)
(525)	LSB Industries, Inc.	(16,506)
		(63,390)
	PIPELINES - (0.0)%
(1,228)	Crestwood Midstream Partners LP	(18,641)

	RETAIL - (0.2)%
(922)	Bob Evans Farms, Inc.	(47,188)
(1,706)	Rush Enterprises, Inc.	(54,677)
		(101,865)
	SEMICONDUCTORS - (0.5)%
(8,662)	Emulex Corp.	(49,114)
(1,738)	Power Integrations, Inc.	(89,924)
(3,144)	QLogic Corp.	(41,878)
(1,492)	Silicon Laboratories, Inc.	(71,049)
		(251,965)

The accompanying notes are an integral part of these financial statements.

10

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	SOFTWARE - (0.2)%
(735)	ACI Worldwide, Inc.	$(14,825)
(974)	Computer Programs & Systems, Inc.	(59,170)
(1,517)	Pegasystems, Inc.	(31,508)
		(105,503)
	TELECOMMUNICATIONS - (0.3)%
(5,500)	Cisco Systems, Inc.	(152,982)
(1,142)	Harmonic, Inc.	(8,005)
		(160,987)
	TRUCKING & LEASING - (0.1)%
(658)	GATX Corp.	(37,861)

	TOTAL COMMON STOCKS - (Proceeds - $1,181,486)	(1,222,610)

	EXCHANGE TRADED FUNDS - (5.9)%
	COMMODITY FUNDS - (0.0)%
(1,190)	iShares Silver Trust	(17,921)

	DEBT FUNDS - (0.1)%
(845)	SPDR Barclays High Yield Bond ETF	(32,625)

	EQUITY FUNDS - (5.8)%
(657)	Consumer Discretionary Select Sector SPDR Fund	(47,403)
(767)	Consumer Staples Select Sector SPDR Fund	(37,192)
(2,118)	Industrial Select Sector SPDR Fund	(119,815)
(1,231)	iShares Russell 2000 ETF #	(147,314)
(1,966)	Market Vectors Semiconductor ETF	(107,383)
(488)	Materials Select Sector SPDR Fund	(23,707)
(393)	Powershares QQQ Trust Series 1 #	(40,577)
(8,690)	SPDR S&P 500 ETF Trust #	(1,785,795)
(394)	SPDR S&P Retail ETF	(37,828)
(3,419)	Technology Select Sector SPDR Fund	(141,376)
(10,080)	Utilities Select Sector SPDR Fund	(475,978)
		(2,964,368)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,903,805)	(3,014,914)

Principal		Interest Rate	Maturity
	BONDS & NOTES - (0.2)%
	INTERNET - (0.2)%
$(89,000)	IAC/InterActive Corp.	4.875%	11/30/2018	(90,557)
	TOTAL BONDS & NOTES (Proceeds - $92,321)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $4,177,612)			(4,328,081)

The accompanying notes are an integral part of these financial statements.

11

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Contracts***		Value
	OPTIONS CONTRACTS WRITTEN * - (0.1)%
	CALL OPTIONS CONTRACTS WRITTEN - (0.1)%
	BioMarin Pharmaceutical, Inc.
(8)	Expiration January 2015, Exercise Price $95.00	$(1,240)
	CBOE SPX Volatility Index
(38)	Expiration January 2015, Exercise Price $39.00	(3,230)
	iPath S&P 500 VIX Short-Term Futures ETN
(19)	Expiration January 2015, Exercise Price $39.00	(1,425)
	S&P 500 Index
(2)	Expiration January 2015, Exercise Price $2,081.00	(1,168)
	S&P 500 Index
(3)	Expiration January 2015, Exercise Price $2,096.00	(1,197)
	S&P 500 Index
(2)	Expiration January 2015, Exercise Price $2,091.00	(1,506)
	S&P 500 Index
(3)	Expiration January 2015, Exercise Price $2,101.00	(2,490)
	S&P 500 Index
(3)	Expiration January 2015, Exercise Price $2,111.00	(2,760)
	S&P 500 Index
(3)	Expiration February 2015, Exercise Price $2,061.00	(10,932)
	S&P 500 Index
(3)	Expiration February 2015, Exercise Price $2,121.00	(3,510)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $36,558)	(29,458)

	PUT OPTIONS CONTRACTS WRITTEN - (0.0)%
	Activision Blizzard, Inc.
(32)	Expiration February 2015, Exercise Price $21.00	(4,800)
	CurrencyShares Euro Trust
(95)	Expiration January 2015, Exercise Price $117.00	(2,470)
	Energy Select Sector SPDR Fund
(13)	Expiration June 2015, Exercise Price $68.50	(2,743)
	iShares Russell 2000 ETF
(20)	Expiration January 2015, Exercise Price $102.00	(240)
	Lorillard, Inc.
(40)	Expiration March 2015, Exercise Price $50.00	(2,640)
	Lorillard, Inc.
(20)	Expiration March 2015, Exercise Price $52.50	(1,630)
	Powershares QQQ Trust Series 1
(57)	Expiration January 2015, Exercise Price $93.00	(798)
	S&P 500 Index
(1)	Expiration January 2015, Exercise Price $1,871.00	(55)
	S&P 500 Index
(1)	Expiration January 2015, Exercise Price $1,889.00	(544)
	S&P 500 Index
(1)	Expiration February 2015, Exercise Price $1,871.00	(814)

The accompanying notes are an integral part of these financial statements.

12

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Contracts***		Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.0)% (Continued)
	SPDR S&P 500 ETF Trust
(67)	Expiration December 2014, Exercise Price $201.00	$(67)
	SPDR S&P Homebuilders ETF
(171)	Expiration January 2015, Exercise Price $31.00	(513)
	Yelp, Inc.
(101)	Expiration January 2015, Exercise Price $52.00	(505)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $39,970)	(17,819)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $76,528)	$(47,277)

*	Non-Income producing security.

**	Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

***	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

^	All or part of the security was held as collateral for securities sold short as of December 31, 2014.

#	All or part of these securities were held as collateral for written options as of December 31, 2014.

+	Structured Notes

@ - Convertible bond

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $292,224 or 0.6% of net assets.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

PLC - Public Limited Company

~	Defaulted on interest payments: non-income producing security.

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is $6,006,001 or 11.7% of net assets and they have been fair valued under procedures approved by the Fund’s Board of Trustees.

(b)	Interest on security is contingent.

(c)	Restricted securities. The aggregate value of such securities is 11.7% of net assets and they have been fair valued under procedures established by the Fund’s Board of Trustees.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $33,423,208 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$3,316,778
Unrealized Depreciation:	(1,035,492)
Net Unrealized Appreciation:	$2,281,286

The accompanying notes are an integral part of these financial statements.

13

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCKS - 33.9%
	ADVERTISING - 0.1%
1,114	Omnicom Group, Inc.	$86,302

	AEROSPACE/DEFENSE - 0.3%
416	Alliant Techsystems, Inc.	48,360
645	United Technologies Corp.	74,175
		122,535
	AGRICULTURE - 0.2%
922	Philip Morris International, Inc.	75,097
1,157	Vector Group, Ltd.	24,656
		99,753
	AIRLINES - 0.4%
2,362	American Airlines Group, Inc.	126,674
986	Hawaiian Holdings, Inc. *	25,685
		152,359
	APPAREL - 0.3%
403	Skechers USA, Inc. - Class A *	22,266
1,185	VF Corp.	88,757
		111,023
	AUTO MANUFACTURERS - 0.8%
12,842	Ford Motor Co.	199,051
4,150	General Motors Co.	144,876
		343,927
	AUTO PARTS & EQUIPMENT - 0.0%
488	Cooper Tire & Rubber Co.	16,909

	BANKS - 1.7%
7,670	Bank of America Corp.	137,216
3,610	Citigroup, Inc.	195,337
1,119	Northern Trust Corp.	75,421
17,820	Regions Financial Corp.	188,179
1,008	Texas Capital Bancshares, Inc. *	54,765
1,835	US Bancorp	82,483
		733,401
	BEVERAGES - 0.5%
1,881	Coca-Cola Co.	79,416
4,010	Embotelladora Andina SA - ADR	68,170
545	Molson Coors Brewing Co.	40,613
497	PepsiCo, Inc.	46,996
		235,195
	BIOTECHNOLOGY - 0.1%
419	BioMarin Pharmaceutical, Inc. *#	37,878

	BUILDING MATERIALS - 0.6%
3,737	Headwaters, Inc. *	56,018
4,800	Simpson Manufacturing Co., Inc.	166,080
946	Trex Co., Inc. *	40,281
		262,379

The accompanying notes are an integral part of these financial statements.

14

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	CHEMICALS - 1.8%
1,600	Airgas, Inc.	$184,288
323	Ashland, Inc.	38,682
396	CF Industries Holdings, Inc.	107,926
1,444	Dow Chemical Co.	65,861
666	Ecolab, Inc.	69,610
590	Praxair, Inc.	76,440
3,140	RPM International, Inc.	159,229
2,190	Sociedad Quimica y Minera de Chile SA - ADR	52,297
		754,333
	COAL - 0.0%
128	SunCoke Energy, Inc.	2,476

	COMMERCIAL SERVICES - 1.3%
1,333	ADT Corp.	48,295
941	Automatic Data Processing, Inc.	78,451
323	Euronet Worldwide, Inc. *	17,733
1,902	Hertz Global Holdings, Inc. *	47,436
1,990	KAR Auction Services, Inc.	68,953
861	Monro Muffler Brake, Inc.	49,766
2,380	On Assignment, Inc. *	78,992
1,812	Quanta Services, Inc. *	51,443
3,428	Vantiv, Inc. - Class A *	116,278
		557,347
	COMPUTERS - 0.2%
2,660	EMC Corp.	79,108
405	Super Micro Computer, Inc. *	14,126
		93,234
	COSMETICS/PERSONAL CARE - 0.2%
1,202	Colgate-Palmolive Co.	83,166

	DISTRIBUTION/WHOLESALE - 0.5%
2,834	Ingram Micro, Inc. *	78,332
667	Watsco, Inc.	71,369
313	WW Grainger, Inc.	79,781
		229,482
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
5,980	CoreLogic, Inc. *	188,908
1,937	FNF Group	66,730
996	NorthStar Asset Management Group, Inc.	22,480
		278,118
	ELECTRIC - 0.6%
1,136	Dominion Resources, Inc.	87,358
1,056	Duke Energy Corp.	88,218
2,512	Xcel Energy, Inc.	90,231
		265,807
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
1,485	Hubbell, Inc. - Class B	158,643
2,030	Littelfuse, Inc.	196,240
		354,883

The accompanying notes are an integral part of these financial statements.

15

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	ELECTRONICS - 1.2%
633	Coherent, Inc. *	$38,436
820	Honeywell International, Inc.	81,934
3,563	Jabil Circuit, Inc.	77,780
1,227	OSI Systems, Inc. *	86,835
465	Rogers Corp. *	37,870
3,050	TE Connectivity, Ltd.	192,912
		515,767
	ENERGY-ALTERNATE SOURCES - 0.2%
5,749	Enphase Energy, Inc. *	82,153

	ENTERTAINMENT - 0.2%
3,157	National CineMedia, Inc.	45,366
2,098	Pinnacle Entertainment, Inc. *	46,680
		92,046
	FOOD - 0.2%
2,212	Mondelez International, Inc. - Class A	80,351

	FOREST PRODUCTS & PAPER - 0.2%
1,615	International Paper Co.	86,532

	HAND/MACHINE TOOLS - 0.1%
359	Stanley Black & Decker, Inc.	34,493

	HEALTHCARE-PRODUCTS - 0.6%
1,279	Abaxis, Inc.	72,686
4,160	Patterson Cos., Inc.	200,096
		272,782
	HOME BUILDERS - 0.6%
8,230	Brookfield Residential Properties, Inc. *	198,014
1,230	Thor Industries, Inc.	68,720
		266,734
	INSURANCE - 1.3%
155	Alleghany Corp. *	71,842
901	Aon PLC	85,442
3,940	Arthur J Gallagher & Co.	185,495
1,607	Assured Guaranty, Ltd.	41,766
857	Chubb Corp.	88,674
2,700	Horace Mann Educators Corp.	89,586
		562,805
	INTERNET - 1.5%
988	Cogent Communications Holdings, Inc.	34,965
1,646	FTD Cos., Inc. *	57,314
667	IAC/InterActive Corp.	40,547
1,025	LinkedIn Corp. *	235,453
4,746	RingCentral, Inc. - Class A *	70,810
4,709	Twitter, Inc. *	168,912
649	Yahoo!, Inc. *	32,781
		640,782

The accompanying notes are an integral part of these financial statements.

16

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	LODGING - 0.3%
4,820	Home Inns & Hotels Management, Inc. - ADR *	$144,696

	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,450	Caterpillar, Inc.	132,719

	MACHINERY-DIVERSIFIED - 0.9%
950	Deere & Co.	84,046
523	Roper Industries, Inc.	81,771
607	Wabtec Corp.	52,742
4,960	Xylem, Inc.	188,827
		407,386
	MEDIA - 0.3%
2,652	Gray Television, Inc. *	29,702
2,036	News Corp. - Class A *	31,945
1,062	Tribune Co. *	63,476
		125,123
	MINING - 0.5%
2,390	Compass Minerals International, Inc.	207,524
1,977	MAG Silver Corp. *	16,113
		223,637
	MISCELLANEOUS MANUFACTURING - 1.6%
2,330	Actuant Corp. - Class A	63,469
187	Ingersoll-Rand PLC - Class A	11,854
3,600	ITT Corp.	145,656
1,200	Pall Corp.	121,452
2,690	Pentair PLC	178,670
1,920	SPX Corp.	164,966
		686,067
	OIL & GAS - 2.1%
98	BreitBurn Energy Partners LP	686
4,438	Calumet Specialty Products Partners LP	99,456
626	Chevron Corp.	70,225
968	ConocoPhillips	66,850
3,306	Exxon Mobil Corp.	305,640
13,900	Laredo Petroleum, Inc. *	143,865
1,155	Pioneer Natural Resources Co.	171,922
493	Range Resources Corp.	26,351
		884,995
	OIL & GAS SERVICES - 0.2%
758	Schlumberger, Ltd.	64,741

	PACKAGING & CONTAINERS - 0.0%
491	Berry Plastics Group, Inc. *	15,491

	PHARMACEUTICALS - 1.2%
3,378	Abbott Laboratories	152,078
737	Johnson & Johnson	77,068
1,308	Merck & Co., Inc.	74,281

The accompanying notes are an integral part of these financial statements.

17

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	PHARMACEUTICALS (Continued) - 1.2%
1,112	Mylan, Inc. *	$62,683
3,277	Pfizer, Inc.	102,079
1,161	Zoetis, Inc.	49,958
		518,147
	PRIVATE EQUITY - 0.5%
10,000	KKR & Co. LP	232,100

	REAL ESTATE - 0.9%
4,550	Alexander & Baldwin, Inc.	178,633
1,460	Howard Hughes Corp. *	190,413
		369,046
	REITS - 1.0%
3,422	NorthStar Realty Finance Corp.	60,159
4,170	Plum Creek Timber Co., Inc.	178,434
6,650	Senior Housing Properties Trust	147,031
3,320	Winthrop Realty Trust	51,759
		437,383
	RETAIL - 2.9%
2,372	Ann, Inc. *	86,531
2,170	Bed Bath & Beyond, Inc. *	165,289
1,485	Bob Evans Farms, Inc.	76,002
851	Brinker International, Inc.	49,945
3,447	Chico’s FAS, Inc.	55,876
4,710	Coach, Inc.	176,908
79	Dillard’s, Inc.	9,889
476	Genesco, Inc. *	36,471
1,227	Home Depot, Inc.	128,798
4,123	JC Penney Co., Inc. *	26,717
3,849	Krispy Kreme Doughnuts, Inc. *	75,979
1,507	MarineMax, Inc. *	30,215
838	McDonald’s Corp.	78,521
2,026	Sonic Corp.	55,168
5,480	Urban Outfitters, Inc. *	192,512
		1,244,821
	SEMICONDUCTORS - 0.9%
1,611	Microchip Technology, Inc.	72,672
1,562	Monolithic Power Systems, Inc.	77,694
1,031	QUALCOMM, Inc.	76,634
1,819	Skyworks Solutions, Inc.	132,259
1,022	Tower Semiconductor, Ltd. *	13,623
		372,882
	SOFTWARE - 0.9%
4,347	CDC Corp. - Class A * (a)(c)	1,217
3,220	Salesforce.com, Inc. *	190,978
79,632	Trident Microsystems, Inc. * (a)(c)	2,787
2,500	VMware, Inc. - Cl. A *	206,300
		401,282

The accompanying notes are an integral part of these financial statements.

18

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	STORAGE / WAREHOUSING - 0.0%
100	Mobile Mini, Inc.	$4,051

	TELECOMMUNICATIONS - 1.3%
9,166	8x8, Inc. *	83,961
4,390	Adtran, Inc.	95,702
2,237	AT&T, Inc.	75,141
3,373	Ciena Corp. *	65,470
428	Globalstar, Inc. *	1,177
4,325	RF Micro Devices, Inc. *	71,752
2,238	Sprint Corp. *	9,288
474	Telephone & Data Systems, Inc.	11,968
2,735	Verizon Communications, Inc.	127,943
		542,402
	TRANSPORTATION - 1.0%
1,159	Knight Transportation, Inc.	39,012
221	Landstar System, Inc.	16,029
2,609	United Parcel Service, Inc. - Class B	290,043
1,925	XPO Logistics, Inc. *	78,694
		423,778

	TOTAL COMMON STOCKS (Cost - $13,079,208)	14,685,699

	MUTUAL FUNDS - 10.7%
	ASSET ALLOCATION FUND - 2.4%
92,529	361 Managed Futures Strategy Fund - Cl. I ^	1,034,469

	EQUITY FUND - 8.3%
117,955	Calamos Market Neutral Income Fund - Cl. I ^	1,512,189
135,557	Robeco Boston Partners Long/Short Research Fund - Cl. I ^	2,072,661
		3,584,850

	TOTAL MUTUAL FUNDS (Cost - $4,624,168)	4,619,319

	EXCHANGE TRADED FUNDS - 14.6%
	EQUITY FUND - 14.6%
14,000	ProShares Large Cap Core Plus ^	1,412,740
15,400	SPDR S&P Homebuilders ETF #	525,448
23,199	Vanguard S&P 500 ETF ^	4,371,852
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,269,475)	6,310,040

Principal		Interest Rate	Maturity
	BONDS & NOTES - 11.9%
	BANKS - 4.3%
$1,500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX Index	0.000%	4/2/2018	1,853,565

	CHEMICALS - 0.0%
84,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	1,171

The accompanying notes are an integral part of these financial statements.

19

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Interest Rate	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 6.6%
$2,000,000	Credit Suisse Securities USA LLC + - Based on S&P 500 Index	0.000%	6/1/2017	$2,853,400

	ENTERTAINMENT - 0.1%
60,637	Chukchansi Economic Development Authority - 144A	10.250%	5/30/2020	36,382

	ENVIRONMENTAL CONTROL - 0.1%
53,000	Tervita Corp. - 144A	10.875%	2/15/2018	32,330
27,000	Tervita Corp. - 144A	8.000%	11/15/2018	23,085
				55,415
	OIL & GAS - 0.1%
26,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	19,760

	RETAIL - 0.5%
43,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	42,785
60,000	Claire’s Stores, Inc.	8.875%	3/15/2019	48,600
61,000	JC Penney Corp., Inc.	5.650%	6/1/2020	47,275
65,500	Neebo, Inc. - 144A	15.000%	6/30/2016	64,845
				203,505
	TELECOMMUNICATIONS - 0.2%
60,000	Alaska Communications Systems Group, Inc. @	6.250%	5/1/2018	56,475
45,000	United States Cellular Corp.	6.700%	12/15/2033	44,308
				100,783

	TOTAL BONDS & NOTES (Cost - $3,967,982)			5,123,981

	PRIVATE NOTES - 11.6%
1,500,000	Aequitas Capital (a)(c)	11.000%	1/16/2015	1,500,000
3,500,000	Aequitas Capital (a)(c)	11.000%	7/5/2015	3,500,000
	TOTAL PRIVATE NOTES (Cost - $5,000,000)			5,000,000

Contracts**
	OPTIONS PURCHASED * - 0.3%
	CALL OPTIONS PURCHASED - 0.2%
	Activision Blizzard, Inc.
21	Expiration February 2015, Exercise Price $20.00	2,499
	CBOE SPX Volatility Index
22	Expiration January 2015, Exercise Price $18.00	4,565
	iPath S&P 500 VIX Short-Term Futures ETN
11	Expiration January 2015, Exercise Price $34.00	1,551
	Lorillard, Inc.
11	Expiration March 2015, Exercise Price $60.00	5,522
	Lorillard, Inc.
25	Expiration March 2015, Exercise Price $62.50	7,200
	SPDR Barclays Short Term High Yield Bond ETF
145	Expiration June 2015, Exercise Price $29.00	3,987
	United States Oil Fund LP
42	Expiration January 2015, Exercise Price $28.00	42

The accompanying notes are an integral part of these financial statements.

20

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Contracts**		Value
	Vanguard FTSE Europe ETF
336	Expiration June 2015, Exercise Price $53.00	$65,520
	Vanguard FTSE Europe ETF
273	Expiration January 2015, Exercise Price $53.00	15,561
	TOTAL CALL OPTIONS PURCHASED (Cost - $119,681)	106,447

	PUT OPTIONS PURCHASED - 0.1%
	BioMarin Pharmaceutical, Inc.
4	Expiration January 2015, Exercise Price $80.00	80
	CurrencyShares Euro Trust
100	Expiration January 2015, Exercise Price $120.00	13,900
	Energy Select Sector SPDR Fund
7	Expiration January 2015, Exercise Price $75.00	420
	iShares 20+ Year Treasury Bond ETF
55	Expiration January 2015, Exercise Price $105.00	55
	iShares Russell 2000 ETF
11	Expiration December 2014, Exercise Price $112.00	11
	iShares Russell 2000 ETF
21	Expiration February 2015, Exercise Price $111.00	2,793
	JC Penney Co., Inc.
30	Expiration January 2015, Exercise Price $8.00	4,470
	Materials Select Sector SPDR Fund
30	Expiration January 2015, Exercise Price $46.00	480
	Powershares QQQ Trust Series 1
33	Expiration January 2015, Exercise Price $99.00	1,650
	S&P 500 Index
1	Expiration January 2015, Exercise Price $1,950.00	906
	S&P 500 Index
1	Expiration January 2015, Exercise Price $1,978.00	299
	S&P 500 Index
1	Expiration February 2015, Exercise Price $1,951.00	1,484
	TOTAL PUT OPTIONS PURCHASED (Cost - $49,012)	26,548

	TOTAL OPTIONS PURCHASED (Cost - $168,693)	132,995

	TOTAL INVESTMENTS (Cost - $32,109,526) (d) - 83.0%	$35,872,034
	SECURITIES SOLD SHORT (Proceeds - $3,815,669)(d) - (9.2)%	(3,965,545)
	OPTION CONTRACTS WRITTEN (Premiums Received - $54,964)(d) - (0.1)%	(31,687)
	OTHER ASSETS LESS LIABILITIES - 26.3%	11,352,300
	NET ASSETS - 100.00%	$43,227,102

The accompanying notes are an integral part of these financial statements.

21

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	SECURITIES SOLD SHORT* - (9.2)%
	COMMON STOCKS - (2.6)%
	APPAREL - (0.1)%
(1,229)	Steven Madden, Ltd.	(39,119)

	BEVERAGES - (0.1)%
(388)	Dr Pepper Snapple Group, Inc.	(27,812)

	COMMERCIAL SERVICES - (0.1)%
(124)	Rent-A-Center, Inc.	(4,504)
(2,805)	Western Union Co.	(50,238)
		(54,742)
	COMPUTERS - (0.2)%
(1,800)	Hewlett-Packard Co.	(72,234)

	DIVERSIFIED FINANCIAL SERVICES - (0.1)%
(252)	Credit Acceptance Corp.	(34,375)

	HEALTHCARE-PRODUCTS - (0.0)%
(206)	Cynosure, Inc.	(5,649)

	HOME FURNISHINGS - (0.3)%
(1,314)	American Woodmark Corp.	(53,138)
(1,965)	Select Comfort Corp.	(53,114)
		(106,252)
	HOUSEHOLD PRODUCTS/WARES - (0.1)%
(489)	Kimberly-Clark Corp.	(56,499)

	INTERNET - (0.1)%
(162)	Alibaba Group Holding, Ltd.	(16,838)

	LEISURE TIME - (0.0)%
(244)	Brunswick Corp.	(12,507)

	MISCELLANEOUS MANUFACTURING - (0.1)%
(1,652)	FreightCar America, Inc.	(43,464)
(487)	LSB Industries, Inc.	(15,311)
		(58,775)
	PIPELINES - (0.0)%
(1,138)	Crestwood Midstream Partners LP	(17,275)

	RETAIL - (0.2)%
(510)	Bob Evans Farms, Inc.	(26,102)
(1,582)	Rush Enterprises, Inc.	(50,703)
		(76,805)

The accompanying notes are an integral part of these financial statements.

22

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	SEMICONDUCTORS - (0.5)%
(8,025)	Emulex Corp.	$(45,502)
(1,610)	Power Integrations, Inc.	(83,301)
(2,915)	QLogic Corp.	(38,828)
(1,381)	Silicon Laboratories, Inc.	(65,763)
		(233,394)
	SOFTWARE - (0.2)%
(683)	ACI Worldwide, Inc.	(13,776)
(902)	Computer Programs & Systems, Inc.	(54,797)
(1,408)	Pegasystems, Inc.	(29,244)
		(97,817)
	TELECOMMUNICATIONS - (0.4)%
(5,900)	Cisco Systems, Inc.	(164,108)
(1,058)	Harmonic, Inc.	(7,417)
		(171,525)
	TELECOMMUNICATIONS - (0.1)%
(610)	GATX Corp.	(35,099)

	TOTAL COMMON STOCKS - (Proceeds - $1,074,087)	(1,116,717)

	EXCHANGE TRADED FUNDS - (6.5)%
	COMMODITY FUNDS - (0.0)%
(658)	iShares Silver Trust	(9,909)

	DEBT FUNDS - (0.1)%
(564)	SPDR Barclays High Yield Bond ETF	(21,776)

	EQUITY FUNDS - (6.4)%
(609)	Consumer Discretionary Select Sector SPDR Fund	(43,939)
(711)	Consumer Staples Select Sector SPDR Fund	(34,476)
(1,639)	Industrial Select Sector SPDR Fund	(92,718)
(989)	iShares Russell 2000 ETF #	(118,354)
(1,827)	Market Vectors Semiconductor ETF	(99,791)
(270)	Materials Select Sector SPDR Fund	(13,117)
(365)	Powershares QQQ Trust Series 1 #	(37,686)
(8,027)	SPDR S&P 500 ETF Trust #	(1,649,549)
(365)	SPDR S&P Retail ETF	(35,044)
(3,169)	Technology Select Sector SPDR Fund	(131,038)
(10,920)	Utilities Select Sector SPDR Fund	(515,642)
		(2,771,354)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,694,909)	(2,803,039)

Principal		Interest Rate	Maturity
	BONDS & NOTES - (0.1)%
	CHEMICALS - (0.1)%
$(45,000)	InterActive Corp.	4.875%	11/30/2018	(45,789)
	TOTAL BONDS & NOTES (Proceeds - $46,673)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $3,815,669)			(3,965,545)

The accompanying notes are an integral part of these financial statements.

23

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Contracts***		Value
	OPTIONS CONTRACTS WRITTEN * - (0.1)%
	CALL OPTIONS CONTRACTS WRITTEN - (0.1)%
	BioMarin Pharmaceutical, Inc.
(4)	Expiration January 2015, Exercise Price $95.00	$(620)
	CBOE SPX Volatility Index
(22)	Expiration January 2015, Exercise Price $25.00	(1,870)
	iPath S&P 500 VIX Short-Term Futures ETN
(11)	Expiration January 2015, Exercise Price $39.00	(825)
	S&P 500 Index
(2)	Expiration January 2015, Exercise Price $2,081.00	(1,168)
	S&P 500 Index
(1)	Expiration January 2015, Exercise Price $2,096.00	(399)
	S&P 500 Index
(2)	Expiration January 2015, Exercise Price $2,091.00	(1,506)
	S&P 500 Index
(2)	Expiration January 2015, Exercise Price $2,101.00	(1,660)
	S&P 500 Index
(2)	Expiration January 2015, Exercise Price $2,111.00	(1,840)
	S&P 500 Index
(2)	Expiration February 2015, Exercise Price $2,061.00	(7,288)
	S&P 500 Index
(2)	Expiration February 2015, Exercise Price $2,121.00	(2,341)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $24,012)	(19,517)

	PUT OPTIONS CONTRACTS WRITTEN - (0.0)%
	Activision Blizzard, Inc.
(18)	Expiration February 2015, Exercise Price $21.00	(2,700)
	CurrencyShares Euro Trust
(100)	Expiration January 2015, Exercise Price $117.00	(2,600)
	Energy Select Sector SPDR Fund
(7)	Expiration June 2015, Exercise Price $68.50	(1,477)
	iShares Russell 2000 ETF
(11)	Expiration January 2015, Exercise Price $102.00	(132)
	Lorillard, Inc.
(22)	Expiration March 2015, Exercise Price $50.00	(1,452)
	Lorillard, Inc.
(11)	Expiration March 2015, Exercise Price $52.50	(897)
	Powershares QQQ Trust Series 1
(33)	Expiration January 2015, Exercise Price $93.00	(462)
	S&P 500 Index
(1)	Expiration January 2015, Exercise Price $1,871.00	(55)
	S&P 500 Index
(1)	Expiration January 2015, Exercise Price $1,889.00	(544)
	S&P 500 Index
(1)	Expiration February 2015, Exercise Price $1,871.00	(814)

The accompanying notes are an integral part of these financial statements.

24

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Contracts***		Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.1)%
	SPDR S&P 500 ETF Trust
(72)	Expiration December 2014, Exercise Price $201.00	$(72)
	SPDR S&P Homebuilders ETF
(185)	Expiration January 2015, Exercise Price $31.00	(555)
	Yelp, Inc.
(82)	Expiration January 2015, Exercise Price $52.00	(410)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $30,952)	(12,170)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $54,964)	$(31,687)

*	Non-Income producing security.

**	Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

***	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

^	All or part of the security was held as collateral for securities sold short as of December 31, 2014.

#	All or part of these securities were held as collateral for written options as of December 31, 2014.

+	Structured Notes

@ - Convertible bond

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $156,642 or 0.4% of net assets.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

PLC - Public Limited Company

~	Defaulted on interest payments: non-income producing security.

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is $5,004,004 or 11.6% of net assets and they have been fair valued under procedures approved by the Fund’s Board of Trustees.

(b)	Interest on security is contingent.

(c)	Restricted securities. The aggregate value of such securities is 11.6% of net assets and they have been fair valued under procedures established by the Fund’s Board of Trustees.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $28,481,916 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$3,993,290
Unrealized Depreciation:	(600,404)
Net Unrealized Appreciation:	$3,392,886

The accompanying notes are an integral part of these financial statements.

25

Granite Harbor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2014

	Granite Harbor	Granite Harbor
	Alternative Fund	Tactical Fund
ASSETS
Investment securities:
At cost	$37,522,642	$32,109,526
At value	$40,079,852	$35,872,034
Cash	12,327,838	8,549,203
Deposits with Broker	2,793,923	2,254,558
Receivable for securities and options sold	503,936	484,050
Dividends and interest receivable	236,608	168,306
Receivable for Fund shares sold	36,128	44,240
Prepaid expenses and other assets	13,760	9,967
TOTAL ASSETS	55,992,045	47,382,358

LIABILITIES
Securities Sold Short (proceeds - $4,177,612 and $3,815,669, respectively)	4,328,081	3,965,545
Investment advisory fees payable	91,435	81,341
Option contracts written - (premiums received $76,528 and $54,964, respectively)	47,277	31,687
Payable for securities and options purchased	27,642	25,664
Payable for Fund shares repurchased	18,514	5,495
Distribution (12b-1) fees payable	11,722	10,042
Dividends and interest payable	11,355	10,193
Fees payable to other affiliates	10,824	11,621
Accrued expenses and other liabilities	12,399	13,668
TOTAL LIABILITIES	4,559,249	4,155,256
NET ASSETS	$51,432,796	$43,227,102

Net Assets Consist Of:
Paid in capital	$49,073,212	$39,914,777
Accumulated net investment loss	(36,059)	(432,707)
Accumulated net realized gain (loss) on investments, options written, securities sold short and foreign currency transactions	(40,349)	109,123
Net unrealized appreciation on investments, options written, and securities sold short	2,435,992	3,635,909
NET ASSETS	$51,432,796	$43,227,102

Net Asset Value Per Share:
Net Assets	$51,432,796	$43,227,102
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,954,716	4,052,462
Net asset value, offering price and redemption price per share (Net assets/Shares of
beneficial interest outstanding)	$10.38	$10.67

The accompanying notes are an integral part of these financial statements.

26

Granite Harbor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2014

	Granite Harbor	Granite Harbor
	Alternative Fund	Tactical Fund
INVESTMENT INCOME
Dividend income (net of $1,538 and $1,676 foreign withholding taxes, respectively)	$465,001	$293,990
Interest income	455,322	319,600
TOTAL INVESTMENT INCOME	920,323	613,590

EXPENSES
Investment advisory fees	539,114	469,338
Distribution (12b-1) fees	69,117	60,172
Dividends and interest on securities sold short	45,008	59,260
Administrative services fees	39,246	37,304
Margin interest/brokerage fees	30,964	37,579
Accounting services fees	23,173	22,458
Professional fees	20,415	20,415
Compliance officer fees	16,635	15,123
Registration fees	12,602	12,602
Transfer agent fees	9,577	9,577
Trustees’ fees and expenses	9,075	9,075
Printing and postage expenses	9,073	8,569
Custodian fees	7,563	7,562
Insurance expense	1,512	1,512
Non 12b-1 shareholder servicing expense	253	252
Other expenses	502	502
TOTAL EXPENSES	833,829	771,300

NET INVESTMENT INCOME (LOSS)	86,494	(157,710)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT
Net realized gain on:
Investments	280,042	620,405
Options written	14,225	194,606
Securities sold short	228,703	324,839

Net change in unrealized appreciation (depreciation) on:
Investments	(1,155,198)	(876,534)
Options written	48,776	34,670
Securities sold short	(54,457)	(54,870)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT	(637,909)	243,116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(551,415)	$85,406

The accompanying notes are an integral part of these financial statements.

27

Granite Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Granite Harbor Alternative Fund
	For the	For the
	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$86,494	$(16,358)
Net realized gain from investments, options written, securities sold short and capital gain distributions from underlying investment companies	522,970	2,235,340
Net change in unrealized appreciation (depreciation) on investments, options written, and securities sold short	(1,160,879)	2,485,260
Net increase (decrease) in net assets resulting from operations	(551,415)	4,704,242

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.01 and $0.00, respectively)	(63,645)	—
From net realized gains ($0.36 and $0.13, respectively)	(1,756,786)	(681,740)
Net decrease in net assets from distributions to shareholders	(1,820,431)	(681,740)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,540,187	19,274,310
Distributions reinvested	1,615,250	594,412
Redemption fee proceeds	—	1,615
Payments for shares redeemed	(11,278,859)	(18,419,178)
Net increase (decrease) in net assets from shares of beneficial interest	(3,123,422)	1,451,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,495,268)	5,473,661

NET ASSETS
Beginning of Period	56,928,064	51,454,403
End of Period *	$51,432,796	$56,928,064
* Includes accumulated net investment loss of:	$(36,059)	$(58,908)

SHARE ACTIVITY
Shares Sold	608,806	1,830,294
Shares Reinvested	154,865	56,024
Shares Redeemed	(1,053,499)	(1,749,258)
Net increase (decrease) in shares of beneficial interest outstanding	(289,828)	137,060

The accompanying notes are an integral part of these financial statements.

28

Granite Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Granite Harbor Tactical Fund
	For the	For the
	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(157,710)	$(441,860)
Net realized gain from investments, options written, securities sold short and capital gain distributions from underlying investment companies	1,139,850	3,362,838
Net change in unrealized appreciation (depreciation) on investments, options written, and securities sold short	(896,734)	2,157,256
Net increase in net assets resulting from operations	85,406	5,078,234

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains ($0.73 and $0.55, respectively)	(2,841,473)	(2,382,918)
Net decrease in net assets from distributions to shareholders	(2,841,473)	(2,382,918)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,062,230	15,309,257
Distributions reinvested	2,557,181	2,117,592
Redemption fee proceeds	—	1,028
Payments for shares redeemed	(11,252,216)	(17,021,862)
Net increase (decrease) in net assets from shares of beneficial interest	(3,632,805)	406,015

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,388,872)	3,101,331

NET ASSETS
Beginning of Period	49,615,974	46,514,643
End of Period *	$43,227,102	$49,615,974
* Includes accumulated net investment loss of:	$(432,707)	$(274,997)

SHARE ACTIVITY
Shares Sold	449,667	1,366,754
Shares Reinvested	238,098	190,089
Shares Redeemed	(1,002,894)	(1,522,739)
Net increase (decrease) in shares of beneficial interest outstanding	(315,129)	34,104

The accompanying notes are an integral part of these financial statements.

29

Granite Harbor Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Granite Harbor Alternative Fund
	For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Ended
	December 31, 2014		June 30, 2014		June 30, 2013		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.85		$10.07		$9.90		$10.00
From Operations:
Net investment income (loss) (a)	0.02		(0.00	) (e)	(0.06)		(0.09)
Net realized and unrealized gain (loss) from investments	(0.12)		0.91		0.28		0.00	(e)
Total from operations	(0.10)		0.91		0.22		(0.09)

Distributions to shareholders from
Net investment income	(0.01)		—		—		(0.01)
Net realized gain	(0.36)		(0.13)		(0.05)		—
Total distributions	(0.37)		(0.13)		(0.05)		(0.01)

Paid in capital from redemption fees (a)	—		0.00	(e)	—		0.00	(e)

Net Asset Value, End of Period	$10.38		$10.85		$10.07		$9.90

Total Return (b)	(0.89	)% (d)	9.08%		2.21%		(0.91	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$51,433		$56,928		$51,454		$54,677
Ratio of expenses to average net assets, before reimbursement and waivers (g)	3.02	% (c)	2.93%		3.07%		2.94	% (c)
net of reimbursement and waivers (g)	3.02	% (c)(f)	2.93	% (f)	3.07	% (f)	2.61	% (c)
Ratio of net investment income (loss) to average net assets (g)(h)	0.31	% (c)	(0.03)%		(0.62)%		(1.10	)% (c)
Portfolio turnover rate	58	% (d)	132%		152%		58	% (d)

(1)	The Granite Harbor Alternative Fund commenced operations on September 8, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount less than $0.01 per share.

(f)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.74% for the six months ended December 31, 2014, 2.75% for the year ended June 30, 2014 and 2.78% for the year ended June 30, 2013.

(g)	Does not include the expenses of the other investment companies in which the Fund invests.

(h)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

30

Granite Harbor Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Granite Harbor Tactical Fund
	For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Ended
	December 31, 2014		June 30, 2014		June 30, 2013		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.36		$10.73		$10.03		$10.00
From Operations:
Net investment loss (a)	(0.04)		(0.10)		(0.17)		(0.13)
Net realized and unrealized gain from investments	0.08		1.28		0.88		0.17
Total from operations	0.04		1.18		0.71		0.04

Distributions to shareholders from
Net investment income	—		—		—		(0.01)
Net realized gain	(0.73)		(0.55)		(0.01)		—
Total distributions	(0.73)		(0.55)		(0.01)		(0.01)

Paid in capital from redemption fees (a)	—		0.00	(e)	—		0.00	(e)

Net Asset Value, End of Period	$10.67		$11.36		$10.73		$10.03

Total Return (b)	0.29	% (d)	11.11%		7.11%		0.40	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$43,227		$49,616		$46,515		$45,870
Ratio of expenses to average net assets, before reimbursement and waivers (g)	3.21	% (c)	3.04%		3.13%		3.03	% (c)
net of reimbursement and waivers (g)	3.21	% (c)(f)	3.04	% (f)	3.13	% (f)	2.70	% (c)
Ratio of net investment loss to average net assets (g)(h)	(0.66	)% (c)	(0.91)%		(1.66)%		(1.56	)% (c)
Portfolio turnover rate	66	% (d)	129%		140%		52	% (d)

(1)	The Granite Harbor Tactical Fund commenced operations on September 8, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount less than $0.01 per share

(f)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.81% for the six months ended December 31, 2014, 2.79% for the year ended June 30, 2014 and 2.82% for the year ended June 30, 2013.

(g)	Does not include the expenses of the other investment companies in which the Fund invests.

(h)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

31

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2014

1.	ORGANIZATION

The Granite Harbor Alternative Fund (formerly the SCA Absolute Return Fund) and the Granite Harbor Tactical Fund (formerly the SCA Directional Fund) (the “Funds”) are each non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a open-end management investment company. The primary investment objective of the Granite Harbor Alternative Fund is to seek long-term capital appreciation and income with lower volatility as compared to U.S. equity and fixed income markets. The primary investment objective of the Granite Harbor Tactical Fund is to seek long-term capital appreciation with moderate volatility as compared to U.S. equity markets. The Funds offer two share classes designated as Investor Class and Class A. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. Class A has not commenced operations. The Funds commenced operations on September 8, 2011.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations less than 60 days to maturity) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods at current market price which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Under certain circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

32

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) December 31, 2014

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”) or exchange traded funds (“ETFs”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment company. The shares of many closed-end investment companies and ETF’s, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

33

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Funds’ assets and liabilities measured at fair value:

Granite Harbor Alternative Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$20,643,731	$—	$6,001	$20,649,732
Mutual Funds	8,344,829	—	—	$8,344,829
Exchange Traded Funds	490,987	—	—	$490,987
Bonds & Notes*	—	4,444,119	—	$4,444,119
Private Notes	—	—	6,000,000	$6,000,000
Options Purchased	147,496	2,689	—	$150,185
Total	$29,627,043	$4,446,808	$6,006,001	$40,079,852

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$1,222,610	$—	$—	$1,222,610
Exchange Traded Funds	3,014,914	—	—	$3,014,914
Bonds & Notes*	—	90,557	—	$90,557
Options Contracts Written	22,301	24,976	—	$47,277
Total	$4,259,825	$115,533	$—	$4,375,358

Granite Harbor Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,681,695	$—	$4,004	$14,685,699
Mutual Funds	4,619,319	—	—	$4,619,319
Exchange Traded Funds	6,310,040	—	—	$6,310,040
Bonds & Notes*	—	5,123,981	—	$5,123,981
Private Notes	—	—	5,000,000	$5,000,000
Options Purchased	130,306	2,689	—	$132,995
Total	$25,741,360	$5,126,670	$5,004,004	$35,872,034

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$1,116,717	$—	$—	$1,116,717
Exchange Traded Funds	2,803,039	—	—	$2,803,039
Bonds & Notes*	—	45,789	—	$45,789
Options Contracts Written	14,073	17,614	—	$31,687
Total	$3,933,829	$63,403	$—	$3,997,232

*	Please refer to the Portfolios of Investments for industry classifications.

There were no transfers into or out of Level 1, Level 2, or Level 3 during the six months ended December 31, 2014.

It is each Fund’s policy to recognize transfers into or out of Level 1, Level 2, or Level 3 at the end of the reporting period.

34

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Granite Harbor Alternative Fund
	Private Notes	Common Stocks	Total
Beginning Balance	$6,000,000	$6,001	$6,006,001
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Cost of purchases	—	—	—
Proceeds from sales	—	—	—
Net Transfers in/out of Level 3	—	—	—
Ending balance	$6,000,000	$6,001	$6,006,001

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2014 includes:

$—	$—	$—

Granite Harbor Tactical Fund
	Private Notes	Common Stocks	Total
Beginning Balance	$5,000,000	$4,004	$5,004,004
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Cost of purchases	—	—	—
Proceeds from sales	—	—	—
Net Transfers in/out of Level 3	—	—	—
Ending balance	$5,000,000	$4,004	$5,004,004

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2014 includes:

$—	$—	$—

The significant unobservable inputs used in the fair value measurement of each Fund’s Level 3 Private Note investment is are (1) review of current assets held by the investment (2) review of the investment’s interest payments to verify that they continue to be received in a timely fashion (3) receipt of the investment’s most recent financial statements. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of each Fund’s Level 3 Common Stock investments are (1) review of current assets held by the investment (2) review of any market quotations available on the exchange (3) review of any liquidation distributions for each security. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly

35

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

liquid secondary market may not exist for the structured notes in which the Funds’ invest, which may make it difficult for the Funds to sell the structured notes they hold at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. A Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure –

Fair Values of Derivative Instruments in the Funds as of December 31, 2014:

Granite Harbor Alternative Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
	Statements of Assets and		Statements of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value
Equity contracts	Investment Securities	$150,185	Option Contracts Written	$47,277
36

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Granite Harbor Tactical Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
	Statement of Assets and		Statement of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value
Equity contracts	Investment Securities	$132,995	Option Contracts Written	$31,687

The effect of Derivative Instruments on the Statements of Operations for the six months ended December 31, 2014:

Granite Harbor Alternative Fund

Statements of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Equity contracts	Net realized gain (loss) on investments/Net change in unrealized appreciation (depreciation) on investments	$(438,998)	$35,213

Equity contracts	Net realized gain (loss) on options written/Net change in unrealized appreciation (depreciation) on options written	$14,225	$48,776

Granite Harbor Tactical Fund

			Change in
Statements of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Equity contracts	Net realized gain (loss) on investments/Net change in unrealized appreciation (depreciation) on investments	$(485,339)	$62,767

Equity contracts	Net realized gain (loss) on options written/Net change in unrealized appreciation (depreciation) on options written	$194,606	$34,670

The derivative instruments outstanding as of December 31, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. During the six months ended December 31, 2014, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2014.

37

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Granite Harbor Alternative Fund

Gross Amounts Not Offset in the Statements
Liabilities:				of Assets & Liabilities

		Gross Amounts	Net Amounts
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statements of	Statements of	Financial	Collateral (Cash)
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$47,277	$—	$47,277	$—	$47,277	$—
Total	$47,277	$—	$47,277	$—	$47,277	$—

Granite Harbor Tactical Fund

Gross Amounts Not Offset in the Statements
Liabilities:				of Assets & Liabilities

		Gross Amounts	Net Amounts
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statements of	Statements of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$31,687	$—	$31,687	$—	$31,687	$—
Total	$31,687	$—	$31,687	$—	$31,687	$—

Collateral is only presented to the extent of liabilities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ 2012 - 2014 tax returns or expected to be taken on the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. Each Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

38

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, (the “Advisory Agreement”), investment advisory services are provided to the Funds by Genesis Capital, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.95% of the average daily net assets of each Fund. For the six months ended December 31, 2014, the Adviser earned advisory fees of $539,114 and $469,338 for the Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund, respectively. The Adviser manages a portion of each Fund’s portfolios directly and allocates the remaining balance of the Funds’ assets among the Funds’ sub-advisers. The Funds’ sub-advisers are Coe Capital Management, LLC, Phineus Partners LP, SeaBridge Investment Advisors, LLC, Tiburon Capital Management, LLC, and V2 Capital, LLC. Chilton Capital Management, LLC currently is also a sub-adviser for only the Granite Harbor Alternative Fund. The Adviser pays each sub-adviser a portion of its advisory fee.

The Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustee, contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2015, so that the total annual operating expenses of the Funds do not exceed 2.95% for Granite Harbor Alternative Fund and 2.95% for Granite Harbor Tactical Fund’s average daily net assets for Investor Class shares. Waivers and expense payments may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year during which such amounts were waived. No amounts were waived or reimbursed during the six months ended December 31, 2014.

Pursuant to separate servicing agreements with Gemini Fund Services (“GFS,”) the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, with respect to each Fund, has adopted, the Trust’s Master Distribution and Shareholder Servicing Plan

39

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

(the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund pays 0.25% per year of the average daily net assets of the Fund’s Investor Class for such distribution and shareholder service activities. For the six months ended December 31, 2014, the Funds incurred distribution fees of $69,117 and $60,172 for Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund, respectively.

Amounts due to GFS for these various services as of December 31, 2014 are reported in the Statements of Assets and Liabilities as “Fees payable to other affiliates”.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2014, amounted to:

Fund	Purchases	Sales
Granite Harbor Alternative Fund	$24,382,982	$32,346,552
Granite Harbor Tactical Fund	$23,612,337	$29,836,523

5.	OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Funds during the six months ended December 31, 2014, were as follows:

	Granite Harbor Alternative Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	307	$121,528
Options written	10,818	1,069,167
Options closed	(6,671)	(777,236)
Options exercised	(1,189)	(148,322)
Options expired	(2,562)	(188,609)
Options outstanding, end of period	703	$76,528

	Granite Harbor Tactical Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	204	$72,640
Options written	12,808	1,206,870
Options closed	(7,968)	(870,623)
Options exercised	(1,344)	(130,483)
Options expired	(3,106)	(223,440)
Options outstanding, end of period	594	$54,964
40

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years were as follows:

For the year ended June 30, 2014:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Granite Harbor Alternative Fund	$629,178	$52,562	$681,740
Granite Harbor Tactical Fund	177,278	2,205,640	2,382,918

For the year ended June 30, 2013:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Granite Harbor Alternative Fund	$28,084	$210,782	$238,866
Granite Harbor Tactical Fund	—	54,689	54,689

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Differences	(Depreciation)	Earnings/(Deficits)
Granite Harbor Alternative Fund	$107,262	$1,226,780	$(44,777)	$3,442,165	$4,731,430
Granite Harbor Tactical Fund	—	1,865,304	(86,532)	4,289,620	6,068,392

The difference between book basis and tax basis unrealized appreciation, accumulated net investment losses and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on passive foreign investment companies, and adjustments for constructive sales of securities held short, real estate investment trusts and partnerships.

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses and short-term capital gains, and tax adjustments for real estate investment trusts, C-Corporations, partnerships, passive foreign investment companies, and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the year ended June 30, 2014 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net
	Capital	Loss	Realized Gain
Granite Harbor Alternative Fund	$(5,489)	$218,744	$(213,255)
Granite Harbor Tactical Fund	—	679,612	(679,612)

7.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of such Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the

41

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2014, the Granite Harbor Funds were invested in the following restricted securities:

Granite Harbor Alternative Fund

	Initial
Security	Acquisition Date	Shares/Par	Cost	Value	% of Net Assets
Aequitas Commercial Finance, LLC*	07/05/2013	1,500,000	$1,500,000	$1,500,000	2.9%
Aequitas Commercial Finance, LLC*	02/28/2014	2,500,000	$2,500,000	$2,500,000	4.9%
Aequitas Commercial Finance, LLC*	06/03/2014	2,000,000	$2,000,000	$2,000,000	3.9%

Granite Harbor Tactical Fund

	Initial
Security	Acquisition Date	Shares/Par	Cost	Value	% of Net Assets
Aequitas Commercial Finance, LLC*	07/05/2013	3,500,000	$3,500,000	$3,500,000	8.1%
Aequitas Commercial Finance, LLC*	01/17/2014	1,500,000	$1,500,000	$1,500,000	3.5%

*	Each security is subject to a Fund’s right to redemption upon 60 days’ notice and may be extended by the borrower in six month increments, if the Funds fail to give 60 days notice of their intention to redeem on the scheduled maturity date.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

42

Granite Harbor Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2014

As a shareholder of a Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from July 1, 2014 to December 31, 2014 and held for the entire period.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning			Expenses Paid
	Account	Ending Account	Annualized	During the Period*
	Value	Value	Expense	(7/1/14 to
	(7/1/14)	(12/31/14)	Ratio	12/31/14)
Actual
Granite Harbor Alternative Fund	$1,000.00	$ 991.10	3.02%	$15.16
Granite Harbor Tactical Fund	$1,000.00	$1,002.90	3.21%	$16.21
Hypothetical
(5% return before expenses)
Granite Harbor Alternative Fund	$1,000.00	$1,009.98	3.02%	$15.30
Granite Harbor Tactical Fund	$1,000.00	$1,009.02	3.21%	$16.25

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the period ended December 31, 2014).

PORTFOLIO COMPOSITION** (Unaudited)

GRANITE HARBOR ALTERNATIVE FUND		GRANITE HARBOR TACTICAL FUND
Common Stocks, Net	54.4%	Common Stocks, Net	42.6%
Mutual Funds	23.4%	Mutual Funds	14.5%
Private Note	16.8%	Bonds & Notes, Net	15.9%
Bonds & Notes, Net	12.2%	Private Notes	15.7%
Options, Net	0.3%	Exchange Traded Funds, Net	11.0%
Exchange Traded Funds, Net	-7.1%	Options, Net	0.3%
	100.0%		100.0%

**   Based on Portfolio Market Value as of December 31, 2014.

43

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
44

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
45

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How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100

Investment Adviser

Genesis Capital, LLC

7191 Wagner Way NW, Suite 302

Gig Harbor, WA 98335

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/11/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/11/15